Investment Securities (Investments By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014 Securities		Mar. 31, 2013 Securities
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	¥ 12,622,044		¥ 7,359,205
Securities available-for-sale, Gross unrealized losses, Less than 12 months	61,873		10,284
Securities available-for-sale, Fair value, 12 months or more	245,607		776,172
Securities available-for-sale, Gross unrealized losses, 12 months or more	8,850		8,587
Securities available-for-sale, Fair value	12,867,651		8,135,377
Securities available-for-sale, Gross unrealized losses	70,723		18,871
Securities available-for-sale, Number of securities	1,802		1,911
Securities being held-to-maturity, Fair value, Less than 12 months	1,015,987		3,370
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	10,599		11
Securities being held-to-maturity, Fair value, 12 months or more	57,226
Securities being held-to-maturity, Gross unrealized losses, 12 months or more	366
Securities being held-to-maturity, Fair value	1,073,213		3,370
Securities being held-to-maturity, Gross unrealized losses	10,965		11
Securities being held-to-maturity, Number of securities	248		10
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	10,469,832		6,859,342
Securities available-for-sale, Gross unrealized losses, Less than 12 months	1,122		672
Securities available-for-sale, Fair value, 12 months or more			584,048
Securities available-for-sale, Gross unrealized losses, 12 months or more			2,926
Securities available-for-sale, Fair value	10,469,832		7,443,390
Securities available-for-sale, Gross unrealized losses	1,122		3,598
Securities available-for-sale, Number of securities	49		33
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	12,555		1,486
Securities available-for-sale, Gross unrealized losses, Less than 12 months	24		4
Securities available-for-sale, Fair value	12,555		1,486
Securities available-for-sale, Gross unrealized losses	24		4
Securities available-for-sale, Number of securities	6		1
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	527,706		157,287
Securities available-for-sale, Gross unrealized losses, Less than 12 months	9,084		2,867
Securities available-for-sale, Fair value, 12 months or more	110,015		11,332
Securities available-for-sale, Gross unrealized losses, 12 months or more	5,136		155
Securities available-for-sale, Fair value	637,721		168,619
Securities available-for-sale, Gross unrealized losses	14,220		3,022
Securities available-for-sale, Number of securities	150		108
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	136,296		76,521
Securities available-for-sale, Gross unrealized losses, Less than 12 months	709		306
Securities available-for-sale, Fair value, 12 months or more	29,242		56,953
Securities available-for-sale, Gross unrealized losses, 12 months or more	108		391
Securities available-for-sale, Fair value	165,538		133,474
Securities available-for-sale, Gross unrealized losses	817		697
Securities available-for-sale, Number of securities	815		1,360
Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	904,239		102,511
Securities available-for-sale, Gross unrealized losses, Less than 12 months	31,094		276
Securities available-for-sale, Fair value, 12 months or more	28,406		25,766
Securities available-for-sale, Gross unrealized losses, 12 months or more	620		1,225
Securities available-for-sale, Fair value	932,645		128,277
Securities available-for-sale, Gross unrealized losses	31,714		1,501
Securities available-for-sale, Number of securities	431		182
Securities being held-to-maturity, Fair value, Less than 12 months	408,244		3,370
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	7,187		11
Securities being held-to-maturity, Fair value, 12 months or more	5,681
Securities being held-to-maturity, Gross unrealized losses, 12 months or more	117
Securities being held-to-maturity, Fair value	413,925		3,370
Securities being held-to-maturity, Gross unrealized losses	7,304	[1]	11
Securities being held-to-maturity, Number of securities	198		10
Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	135,014		58,459
Securities available-for-sale, Gross unrealized losses, Less than 12 months	8,427		530
Securities available-for-sale, Fair value, 12 months or more	8,235		12,134
Securities available-for-sale, Gross unrealized losses, 12 months or more	943		40
Securities available-for-sale, Fair value	143,249		70,593
Securities available-for-sale, Gross unrealized losses	9,370		570
Securities available-for-sale, Number of securities	155		24
Securities being held-to-maturity, Fair value, Less than 12 months	107,048
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	1,033
Securities being held-to-maturity, Fair value, 12 months or more	51,545
Securities being held-to-maturity, Gross unrealized losses, 12 months or more	249
Securities being held-to-maturity, Fair value	158,593
Securities being held-to-maturity, Gross unrealized losses	1,282	[1]
Securities being held-to-maturity, Number of securities	28
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	213,683		17,239
Securities available-for-sale, Gross unrealized losses, Less than 12 months	5,518		37
Securities available-for-sale, Fair value, 12 months or more	1,078		85,069
Securities available-for-sale, Gross unrealized losses, 12 months or more	29		3,729
Securities available-for-sale, Fair value	214,761		102,308
Securities available-for-sale, Gross unrealized losses	5,547		3,766
Securities available-for-sale, Number of securities	103		131
Securities being held-to-maturity, Fair value, Less than 12 months	500,695
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	2,379
Securities being held-to-maturity, Fair value	500,695
Securities being held-to-maturity, Gross unrealized losses	2,379			[2]
Securities being held-to-maturity, Number of securities	22
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	46,835		71,217
Securities available-for-sale, Gross unrealized losses, Less than 12 months	1,203		4,898
Securities available-for-sale, Fair value, 12 months or more	68,630
Securities available-for-sale, Gross unrealized losses, 12 months or more	1,996
Securities available-for-sale, Fair value	115,465		71,217
Securities available-for-sale, Gross unrealized losses	3,199	[3]	4,898	[4]
Securities available-for-sale, Number of securities	51		49
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	175,884		15,143
Securities available-for-sale, Gross unrealized losses, Less than 12 months	4,692		694
Securities available-for-sale, Fair value, 12 months or more	1		870
Securities available-for-sale, Gross unrealized losses, 12 months or more	18		121
Securities available-for-sale, Fair value	175,885		16,013
Securities available-for-sale, Gross unrealized losses	¥ 4,710		¥ 815
Securities available-for-sale, Number of securities	42		23

[1]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and not included in the table above.
[2]	MUAH reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥1,460 million at March 31, 2013 and not included in the table above.
[3]	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.